Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
2022	$ 151
2023	151
2024	151
2025	151
2026	151
Thereafter	254
Net carrying amount	$ 1,009	$ 1,039